Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

(11)	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	As of
	October 1, 2023	December 31, 2022
Accrued compensation and benefits	$3,666	$3,940
Customer deposits	1,167	930
Uninvoiced contract costs	3,554	1,914
Inventory received but not invoiced	1,391	972
Accrued term loan and revolving loan amendment and final payment fees	2,175	2,400
Accrued legal settlements	2,955	1,853
Accrued taxes	931	1,245
Accrued rebates and credits	880	1,076
Operating lease liabilities, current	720	958
Revenue warranty	918	—
Deferred underwriters’ discount payable	3,019	—
Accrued warranty, current	605	767
Other accrued liabilities	4,693	3,775

Total accrued expenses and other current liabilities	$26,674	$19,830

(9)	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Accrued compensation and benefits	$3,940	$3,498
Accrued term loan and revolving loan amendment and final payment fees	2,400	—
Uninvoiced contract costs	1,914	2,180
Accrued legal settlements	1,853	—
Accrued taxes	1,245	—
Accrued rebates and credits	1,076	—
Inventory received but not invoiced	972	—
Operating lease liabilities, current	958	390
Customer deposits	930	1,375
Warranty provision, current	767	600
Other accrued liabilities	3,775	1,304

Total accrued expenses and other current liabilities	$19,830	$9,347